Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

In November 2023, the Company finalized the terms of the September Borrowings and issued additional notes to related parties (“November Notes”). The November Notes were for an aggregate of $600,000. The November Notes are not interest bearing, and as an incentive for the November Notes, the investors were given an aggregate of 60,000 Founder Shares. The fair value of the November Notes will be recognized as a decrease in the principal value of the November Notes at the date of issuance and a component of shareholders equity. The principal value of the November Notes will accrete over time to the original issuance value over the life of the November Notes. The principal balance of the November Notes shall be payable upon consummation of an initial Business Combination.

On October 20, 2023, the Company deposited $81,747 in the Trust Account extending the Extension date to December 20, 2023.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.